Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives Assigned to Fixed Assets	Useful lives assigned to fixed assets are as follows:
Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term
Useful lives assigned to fixed assets are as follows:
Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term